BALANCES SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2025	Jul. 31, 2025	Jan. 31, 2025
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		3,373,750	3,075,000
Common stock, shares outstanding		3,373,750	3,075,000
Pelican Holdco Inc [Member]
Common stock, par value	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0